Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000018365
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Institutional Class Shares
Trading Symbol	SEOXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Government Fund Institutional Class Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[1]
AssetsNet	$ 6,710,787,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 4,436
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,710,787	131	$4,436

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.5%
Repurchase Agreements	34.6%
U.S. Treasury Obligations	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Mizuho Securities	3.670%	02/02/26	8.9%
Barclays Bank	3.660%	02/02/26	7.9%
MUFG Securities Americas	3.660%	02/02/26	5.2%
Natixis S.A.	3.660%	02/02/26	3.0%
FHLB	0.000%	07/08/26	2.1%
U.S. Treasury Bills	3.792%	03/24/26	1.9%
U.S. Treasury Bills	3.703%	06/04/26	1.9%
U.S. Treasury Bills	3.763%	02/24/26	1.9%
TD Securities	3.670%	02/02/26	1.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.792%	07/31/27	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000162326
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Admin Class Shares
Trading Symbol	GFAXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Government Fund Admin Class Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Admin Class Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[2]
AssetsNet	$ 6,710,787,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 4,436
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,710,787	131	$4,436

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.5%
Repurchase Agreements	34.6%
U.S. Treasury Obligations	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Mizuho Securities	3.670%	02/02/26	8.9%
Barclays Bank	3.660%	02/02/26	7.9%
MUFG Securities Americas	3.660%	02/02/26	5.2%
Natixis S.A.	3.660%	02/02/26	3.0%
FHLB	0.000%	07/08/26	2.1%
U.S. Treasury Bills	3.792%	03/24/26	1.9%
U.S. Treasury Bills	3.703%	06/04/26	1.9%
U.S. Treasury Bills	3.763%	02/24/26	1.9%
TD Securities	3.670%	02/02/26	1.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.792%	07/31/27	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000240469
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Wealth Class Shares
Trading Symbol	AABXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Government Fund Wealth Class Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Wealth Class Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[3]
AssetsNet	$ 6,710,787,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 4,436
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,710,787	131	$4,436

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.5%
Repurchase Agreements	34.6%
U.S. Treasury Obligations	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Mizuho Securities	3.670%	02/02/26	8.9%
Barclays Bank	3.660%	02/02/26	7.9%
MUFG Securities Americas	3.660%	02/02/26	5.2%
Natixis S.A.	3.660%	02/02/26	3.0%
FHLB	0.000%	07/08/26	2.1%
U.S. Treasury Bills	3.792%	03/24/26	1.9%
U.S. Treasury Bills	3.703%	06/04/26	1.9%
U.S. Treasury Bills	3.763%	02/24/26	1.9%
TD Securities	3.670%	02/02/26	1.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.792%	07/31/27	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018374
Shareholder Report [Line Items]
Fund Name	Government II Fund
Class Name	Class F Shares
Trading Symbol	TCGXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Government II Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[4]
AssetsNet	$ 1,189,935,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 658
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,189,935	99	$658

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligations	19.3%
U.S. Treasury Obligations	80.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.607%	02/17/26	11.2%
U.S. Treasury Bills	3.634%	02/03/26	11.0%
U.S. Treasury Bills	3.651%	02/19/26	6.9%
U.S. Treasury Bills	3.794%	02/05/26	4.4%
U.S. Treasury Notes, USBMMY3M + 0.205%	3.838%	10/31/26	4.2%
U.S. Treasury Bills	3.570%	02/10/26	4.2%
U.S. Treasury Bills	3.929%	03/05/26	4.1%
U.S. Treasury Bills	3.570%	03/03/26	3.5%
FFCB, SOFRRATE + 0.105%	3.795%	02/23/26	2.5%
FHLB	0.000%	07/08/26	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018368
Shareholder Report [Line Items]
Fund Name	Treasury II Fund
Class Name	Class F Shares
Trading Symbol	SCPXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Treasury II Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[5]
AssetsNet	$ 1,206,385,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 558
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,206,385	52	$558

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	103.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	3.593%	03/03/26	8.1%
U.S. Treasury Bills	3.657%	03/24/26	6.5%
U.S. Treasury Bills	3.683%	02/03/26	6.0%
U.S. Treasury Bills	0.621%	03/31/26	5.9%
U.S. Treasury Bills	3.735%	03/05/26	5.9%
U.S. Treasury Bills	3.578%	02/19/26	5.4%
U.S. Treasury Bills	3.619%	02/24/26	5.3%
U.S. Treasury Bills	3.678%	02/10/26	4.6%
U.S. Treasury Notes, USBMMY3M + 0.098%	3.731%	01/31/27	4.4%
U.S. Treasury Bills	3.832%	02/05/26	4.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000022551
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class F Shares
Trading Symbol	SECPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$40	0.39%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector. Corporate bonds continued to perform well as spreads remained near historic tights. ABS also generated positive excess returns across sub-sectors, with both consumer based asset-backed securities (ABS) and collateralized mortgage obligations (CLOs) outperforming.

Fund performance for the period was bolstered by an overweight to corporate bonds and holdings in securitized prime auto loans and credit cards. Allocations to AAA rated CLOs also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporate bonds and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime credit cards and auto loans, as well as commercial mortgage-backed securities (CMBS), contributed positively to Fund performance for the reporting period.

Regarding the use of derivatives, the Fund employed U.S. Treasury futures during the reporting period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these positions had a meaningful impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Ultra Short Duration Bond Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Jan/16	$10,000	$10,000	$10,000
Jan/17	$10,133	$10,145	$10,074
Jan/18	$10,294	$10,363	$10,139
Jan/19	$10,513	$10,597	$10,351
Jan/20	$10,835	$11,619	$10,643
Jan/21	$11,009	$12,167	$10,803
Jan/22	$10,984	$11,806	$10,775
Jan/23	$10,994	$10,819	$10,795
Jan/24	$11,599	$11,046	$11,338
Jan/25	$12,220	$11,274	$11,905
Jan/26	$12,796	$12,047	$12,419

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class F Shares	4.71%	3.05%	2.50%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	4.32%	2.83%	2.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 193,760,000
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 197
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$193,760	461	$197	78%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	0.4%
Commercial Paper	0.6%
Municipal Bonds	2.0%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	13.2%
Asset-Backed Securities	34.1%
Corporate Obligations	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.6%
U.S. Treasury Notes	3.625%	08/31/27	1.5%
U.S. Treasury Notes	3.375%	12/31/27	1.4%
U.S. Treasury Notes	3.500%	12/15/28	1.2%
U.S. Treasury Notes	3.625%	05/31/28	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
HSBC Holdings PLC, SOFRRATE + 1.570%	5.887%	08/14/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.9%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000158211
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class Y Shares
Trading Symbol	SECYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Ultra Short Duration Bond Fund Class Y Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$32	0.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector. Corporate bonds continued to perform well as spreads remained near historic tights. ABS also generated positive excess returns across sub-sectors, with both consumer based asset-backed securities (ABS) and collateralized mortgage obligations (CLOs) outperforming.

Fund performance for the period was bolstered by an overweight to corporate bonds and holdings in securitized prime auto loans and credit cards. Allocations to AAA rated CLOs also contributed to performance. Both of the Fund’s sub-advisers, MetLife Investment Management (MetLife) and Wellington Management Company (Wellington), contributed to Fund performance, benefiting from holdings in corporate bonds and asset-backed securities (ABS). Wellington’s performance was also enhanced by overweights to non-agency mortgage-backed securities (MBS) and AAA rated CLOs, while MetLife’s allocation to prime credit cards and auto loans, as well as commercial mortgage-backed securities (CMBS), contributed positively to Fund performance for the reporting period.

Regarding the use of derivatives, the Fund employed U.S. Treasury futures during the reporting period to efficiently manage duration and yield-curve exposures. The Fund used to be announced (TBA) forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Government National Mortgage Association—to manage market exposures. None of these positions had a meaningful impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Ultra Short Duration Bond Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Jan/16	$100,000	$100,000	$100,000
Jan/17	$101,520	$101,453	$100,744
Jan/18	$103,211	$103,633	$101,387
Jan/19	$105,385	$105,966	$103,514
Jan/20	$108,809	$116,186	$106,427
Jan/21	$110,529	$121,670	$108,029
Jan/22	$110,366	$118,060	$107,751
Jan/23	$110,559	$108,190	$107,949
Jan/24	$116,732	$110,460	$113,384
Jan/25	$123,081	$112,744	$119,051
Jan/26	$128,983	$120,466	$124,191

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class Y Shares	4.79%	3.14%	2.58%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	4.32%	2.83%	2.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 193,760,000
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 197
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$193,760	461	$197	78%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	0.4%
Commercial Paper	0.6%
Municipal Bonds	2.0%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	13.2%
Asset-Backed Securities	34.1%
Corporate Obligations	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.6%
U.S. Treasury Notes	3.625%	08/31/27	1.5%
U.S. Treasury Notes	3.375%	12/31/27	1.4%
U.S. Treasury Notes	3.500%	12/15/28	1.2%
U.S. Treasury Notes	3.625%	05/31/28	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
HSBC Holdings PLC, SOFRRATE + 1.570%	5.887%	08/14/27	0.9%
Synchrony Card Funding LLC, Ser 2024-A2, Cl A	4.930%	07/15/30	0.9%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000022552
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class F Shares
Trading Symbol	TCSGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Short-Duration Government Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Agency MBS generated positive excess returns relative to U.S. Treasurys during the reporting period as the sector benefited from strong demand given attractive valuations at the start of 2025. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) also contributed to Fund performance as these sectors provided additional yield spreads over Treasurys and generate more stable cash flows than traditional agency MBS.

Regarding the use of derivatives during the reporting period, the Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Short-Duration Government Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Jan/16	$10,000	$10,000	$10,000
Jan/17	$10,054	$10,145	$10,040
Jan/18	$10,067	$10,363	$10,041
Jan/19	$10,216	$10,597	$10,257
Jan/20	$10,577	$11,619	$10,650
Jan/21	$10,895	$12,167	$10,923
Jan/22	$10,695	$11,806	$10,790
Jan/23	$10,402	$10,819	$10,536
Jan/24	$10,796	$11,046	$10,952
Jan/25	$11,311	$11,274	$11,404
Jan/26	$11,874	$12,047	$11,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class F Shares	4.98%	1.74%	1.73%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.86%	1.83%	1.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 594,432,000
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$594,432	388	$573	43%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Repurchase Agreements	2.5%
U.S. Treasury Obligations	19.7%
Mortgage-Backed Securities	71.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	1.125%	10/31/26	4.5%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.5%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.5%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.3%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.212%	12/25/43	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147419
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class Y Shares
Trading Symbol	SDGFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Short-Duration Government Fund Class Y Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index, for the 12-month period ending January 31, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25- basis-point interest-rate cuts, bringing the target range on the federal funds rate to 3.50%-3.75%, before pausing at its January 2026 meeting. Inflation held steady during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 2.8% year-over-year in November 2025 (the most recent reporting period), as evolving U.S. tariff policy during the year maintained pressure on consumer prices. Agency mortgage-backed securities (MBS) performed well the reporting period, as the sector began the period at relatively attractive valuations and demand from asset managers remained strong, given attractive valuations in the high-quality sector.

Fund performance for the reporting period benefited from a sizeable overweight to and security selection in agency mortgage-backed securities (MBS), as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools over to be announced (TBA) issues. Agency MBS generated positive excess returns relative to U.S. Treasurys during the reporting period as the sector benefited from strong demand given attractive valuations at the start of 2025. Off-benchmark allocations to agency collateralized mortgage obligations (CMOs) and agency commercial mortgage-backed securities (CMBS) also contributed to Fund performance as these sectors provided additional yield spreads over Treasurys and generate more stable cash flows than traditional agency MBS.

Regarding the use of derivatives during the reporting period, the Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts, which confer the obligation to buy or sell future debt securities of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA—to manage duration, yield-curve and market exposures. Treasury futures did not have a material impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Short-Duration Government Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Treasury Index (USD)
Jan/16	$100,000	$100,000	$100,000
Jan/17	$100,643	$101,453	$100,401
Jan/18	$100,910	$103,633	$100,409
Jan/19	$102,554	$105,966	$102,568
Jan/20	$106,333	$116,186	$106,499
Jan/21	$109,706	$121,670	$109,229
Jan/22	$107,875	$118,060	$107,895
Jan/23	$105,094	$108,190	$105,360
Jan/24	$109,138	$110,460	$109,516
Jan/25	$114,524	$112,744	$114,042
Jan/26	$120,527	$120,466	$119,585

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short-Duration Government Fund, Class Y Shares	5.24%	1.90%	1.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	4.86%	1.83%	1.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 594,432,000
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 573
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$594,432	388	$573	43%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Repurchase Agreements	2.5%
U.S. Treasury Obligations	19.7%
Mortgage-Backed Securities	71.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/27	8.0%
U.S. Treasury Notes	1.125%	10/31/26	4.5%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.5%
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12	3.250%	10/25/33	2.4%
U.S. Treasury Notes	3.625%	08/15/28	2.0%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.5%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.3%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.212%	12/25/43	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000022554
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class F Shares
Trading Symbol	SEGMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about GNMA Fund Class F Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$66	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund slightly underperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	GNMA Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg GNMA Index (USD) (TR)Footnote Reference*
Jan/16	$10,000	$10,000	$10,000
Jan/17	$10,004	$10,145	$10,028
Jan/18	$10,062	$10,363	$10,115
Jan/19	$10,318	$10,597	$10,415
Jan/20	$10,849	$11,619	$10,989
Jan/21	$11,192	$12,167	$11,318
Jan/22	$10,859	$11,806	$11,038
Jan/23	$10,074	$10,819	$10,299
Jan/24	$10,227	$11,046	$10,459
Jan/25	$10,427	$11,274	$10,671
Jan/26	$11,178	$12,047	$11,535

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class F Shares	7.21%	-0.02%	1.12%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg GNMA Index (USD) (TR)Footnote Reference*	8.10%	0.38%	1.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 11,211,000
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 14
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$11,211	219	$14	28%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	1.8%
Mortgage-Backed Securities	94.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA TBA	5.000%	06/15/2038 - 03/15/2056	11.8%
GNMA	5.500%	10/20/55	6.5%
GNMA	2.000%	08/20/50	6.3%
GNMA	3.000%	12/20/50	4.5%
GNMA TBA	3.500%	03/20/2040 - 03/15/2056	3.5%
GNMA	3.500%	06/20/47	3.5%
GNMA	2.500%	08/20/50	2.9%
GNMA	2.500%	06/20/50	2.7%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.7%
GNMA	3.875%	05/15/42	2.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147421
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class Y Shares
Trading Symbol	SGMYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about GNMA Fund Class Y Shares for the 12-month period ending January 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$43	0.41%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund slightly outperformed its benchmark, the Bloomberg GNMA Index (TR) (USD), for the 12-month period ending January 31, 2025.

In September 2024, the Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) cut in the federal-funds rate after being on pause since July 2023. The Fed followed that up with additional reductions of 25 basis points at its November and December meetings before pausing again in January 2025. After moving toward its 2% target during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continues to evaluate incoming data as well as the implications that new trade and immigration policies will have on prices. Yields at the front end of the U.S. Treasury curve declined during the reporting period given easier monetary policy, while yields at the intermediate and long ends rose and the yield curve normalized.

Fund performance for the reporting period was bolstered by security selection within agency mortgage-backed securities (MBS) as Wellington Management Company, the Fund’s sub-adviser, preferred specified pools with better convexity profiles over to be announced (TBA) issues. Allocations to agency commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs) contributed to Fund performance as the sectors generated more stable cash flows. Modest short positions in Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities detracted from performance.

The Fund used derivatives on a limited basis during the period. The Fund employed U.S. Treasury futures to manage yield-curve exposure and overall portfolio duration. The Fund used Treasury futures and TBA forward contracts to manage duration, yield-curve, and market exposures (TBA forward contracts confer the obligation to buy or sell future debt obligations of the three U.S. government-sponsored agencies that issue or guarantee MBS—FNMA, FHLMC, and GNMA). Treasury futures had no impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	GNMA Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg GNMA Index (USD) (TR)Footnote Reference*
Jan/16	$100,000	$100,000	$100,000
Jan/17	$100,253	$101,453	$100,282
Jan/18	$101,080	$103,633	$101,145
Jan/19	$103,992	$105,966	$104,154
Jan/20	$109,556	$116,186	$109,885
Jan/21	$113,303	$121,670	$113,182
Jan/22	$110,233	$118,060	$110,381
Jan/23	$102,523	$108,190	$102,993
Jan/24	$104,332	$110,460	$104,594
Jan/25	$106,641	$112,744	$106,707
Jan/26	$114,613	$120,466	$115,347

Average Annual Return [Table Text Block]

Average Annual Total Returns as of January 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
GNMA Fund, Class Y Shares	7.48%	0.23%	1.37%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.85%	-0.20%	1.88%
Bloomberg GNMA Index (USD) (TR)Footnote Reference*	8.10%	0.38%	1.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 11,211,000
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 14
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$11,211	219	$14	28%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Repurchase Agreement	1.8%
Mortgage-Backed Securities	94.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA TBA	5.000%	06/15/2038 - 03/15/2056	11.8%
GNMA	5.500%	10/20/55	6.5%
GNMA	2.000%	08/20/50	6.3%
GNMA	3.000%	12/20/50	4.5%
GNMA TBA	3.500%	03/20/2040 - 03/15/2056	3.5%
GNMA	3.500%	06/20/47	3.5%
GNMA	2.500%	08/20/50	2.9%
GNMA	2.500%	06/20/50	2.7%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.7%
GNMA	3.875%	05/15/42	2.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.